S000034192 [Member] Shareholder Fees - Putnam Ultra Short Duration Income Fund	Jul. 31, 2025
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class N Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%
Maximum Deferred Sales Charge (as a percentage)	0.25%	[2]

[1]	Class A and class C shares purchased directly from the fund are not subject to any contingent deferred sales charge (CDSC). However, class A and class C shares of the fund that were obtained in exchange for class A or class C shares of another Putnam Fund that were subject to CDSC of 1.00% at the time of exchange may be subject to a CDSC unless the one‑year CDSC period has expired or a CDSC waiver applies.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.